Description of Business and Summary of Significant Accounting Policies - Additional information (Details)	12 Months Ended
	Jul. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 USD ($) hosting	Jul. 31, 2025 USD ($) vendor	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Deferred revenue, revenue recognized		$ 871,000,000			$ 920,000,000
Revenue, performance obligation, description of timing	12 months
Deferred revenue	$ 4,000,000	4,000,000	$ 4,000,000	$ 4,000,000	4,000,000
Capitalized contract cost	$ 122,000,000	122,000,000	$ 122,000,000	$ 122,000,000	94,000,000
Advertising expense		2,100,000,000			1,700,000,000	$ 1,500,000,000
Business combination measurement period	1 year
Goodwill, impairment loss		$ 0			$ 0	0
Acquired intangible assets, useful life	13 years	13 years	13 years	13 years	13 years
Operating Segments | Reorganization of Certain Workplace and Real Estate Functions | Global Business Solutions
Property, Plant and Equipment [Line Items]
Other expenses					$ 1,400,000,000	1,300,000,000
Operating Segments | Reorganization One of Certain Technology Functions | Consumer
Property, Plant and Equipment [Line Items]
Other expenses					606,000,000	509,000,000
Operating Segments | Reclassification, Segmentation Basis Change | Global Business Solutions
Property, Plant and Equipment [Line Items]
Other expenses		$ 9,000,000			16,000,000	4,000,000
Operating Segments | Reclassification, Segmentation Basis Change | Consumer
Property, Plant and Equipment [Line Items]
Other expenses		606,000,000			585,000,000	581,000,000
Segment Reconciling Items
Property, Plant and Equipment [Line Items]
Other expenses		$ 6,693,000,000			5,788,000,000	5,253,000,000
Segment Reconciling Items | Reorganization One of Certain Technology Functions
Property, Plant and Equipment [Line Items]
Other expenses					$ 606,000,000	$ 509,000,000
Cost of Goods and Service Benchmark | Supplier Concentration Risk
Property, Plant and Equipment [Line Items]
Number of vendors			2	1
Minimum
Property, Plant and Equipment [Line Items]
Capitalized contract cost, amortization period	3 years	3 years	3 years	3 years
Property and equipment, useful life	2 years	2 years	2 years	2 years
Acquired intangible assets, useful life	3 years	3 years	3 years	3 years
Maximum
Property, Plant and Equipment [Line Items]
Capitalized contract cost, amortization period	4 years	4 years	4 years	4 years
Property and equipment, useful life	30 years	30 years	30 years	30 years
Acquired intangible assets, useful life	15 years	15 years	15 years	15 years
Software Development | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years	3 years	3 years	3 years
Software Development | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	6 years	6 years	6 years	6 years